Note 11 - Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]

A summary of the Company’s stock option activity during the nine months ended September 30, 2019 is as follows (in thousands, except exercise prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, December 31, 2018	690	$2.76
Alliqua options assumed in Merger	58	289.76
Exercised	—	—
Expired	(17)	93.48
Outstanding, September 30, 2019	731	$23.38	6.1	$33
Exercisable, September 30, 2019	550	$30.07	5.8	$33

		Outstanding Options
				Weighted-
			Weighted-	Average
			Average	Remaining
	Shares		Exercise	Contractual	Aggregate
	Available	Options	Price	Life	Intrinsic
	For Grant	Outstanding	Per Share	(in years)	Value(a)
Balance at December 31, 2016	5	19,222	$0.10	9.4
Balance at December 31, 2017	5	19,222	$0.10	8.4	$6,639
Balance at December 31, 2018	5	19,222	$0.10	7.4	$6,956
Vested and expected to vest as of December 31, 2018		19,222	$0.10	7.4	$6,956
Exercisable at December 31, 2018		11,146	$0.09	7.4	$4,119
(a)

The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company’s common stock of $0.46 and $0.44 per share as of December 31, 2018 and 2017.

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]

A summary of the Company’s stock options as of September 30, 2019 is as follows (in thousands, except exercise prices):

	Options Outstanding		Options Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.11 – $1.38	$1.11	73	$1.11	2.2	73
1.39 – 3.05	1.39	37	1.39	2.9	37
3.06 – 196.79	3.06	580	3.06	7.2	399
196.80 – 656.40	370.21	41	370.21	0.7	41
	$23.38	731	$30.07	5.8	550